Annual Fund Operating Expenses - PIMCO Long Duration Total Return Fund	Jul. 30, 2021
Institutional
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.09%	[1]
Total Annual Fund Operating Expenses	0.59%
I-2
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.09%	[1]
Total Annual Fund Operating Expenses	0.69%
A
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.09%	[1]
Total Annual Fund Operating Expenses	0.99%
C
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.09%	[1]
Total Annual Fund Operating Expenses	1.74%

[1]	“Other Expenses” include interest expense of 0.09%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC (“PIMCO”). Excluding interest expense, Total Annual Fund Operating Expenses are 0.50%, 0.60%, 0.90% and 1.65% for Institutional Class, I-2, Class A and Class C shares, respectively.